SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (continued):

Balance sheets:

	December 31
	2012	2013
	In thousands
a. Trade receivables -
open accounts	$4,446	$2,683

The allowance for doubtful accounts at December 31, 2012 and 2013 was zero and $57,000, respectively.

	December 31
	2012	2013
	In thousands
b. Other current assets:
Government of Israel	$464	$175
Prepaid expenses	404	608
Advances to suppliers	747	346
Sundry	49	211
	$1,664	$1,340

	December 31
	2012	2013
	In thousands
c. Inventories:
Raw materials	$1,009	$315
Finished goods	2,699	761
	$3,708	$1,076

During 2012 and 2013 the Company wrote off inventories of raw materials and finished good in total amount of 849 and 2,286 thousand dollars.

d.	Accrued expenses and other payables:

	December 31
	2012	2013
	In thousands
Accrued expenses in respect of deferred income, see f. below	$95	$72
Employees and employee institutions	467	195
Provision for vacation pay	129	96
Provision for warranty *	1,072	581
Accrued royalties and commitments	1,412	1,672
Accrued interest	164	495
Executives**	1,021	1,178
Sundry	22	22
	$4,382	$4,311

**	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.

	Year ended December 31
	2011	2012	2013
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$911	$1,217	$1,072
Payments made under the warranty	(184)	(59)	(30)
Product warranties issued for new sales	585	392	283
Changes in accrual due to expiration of warranty period	(95)	(478)	(744)
Balance at end of year	$1,217	$1,072	$581

e.	Deferred income:

	December 31
	2012		2013
	In thousands
Revenues to be recognized in future periods		$2,367	$2,051
Applicable PCS and other costs		(95)	(72)
	*$	2,272	$1,979

	Year ended December 31
	2011	2012	2013
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$1,933	$2,256	$2,272
Recognized during the year	(1,069)	(1,157)	(1,667)
Deferred income relating to new sales	1,392	1,173	1,374
Balance at end of year	$2,256	$2,272	$1,979

f.	Segment information and revenues from principal customers

The Company operates in one operating segment. Disaggregated financial data is provided below as follows: (1) revenues by geographic area; and (2) revenues from principal customers:

1)	Geographic information

Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2011	2012	2013
	In thousands
Japan	$2,694	$3,587	$1,402
Germany	3,308	3,217	1,879
India	2,622	224	-,-
Scandinavia	3,601	1,152	978
Mexico	1,184	1,519	2,419
Other	2,176	1,494	1,498
	$15,585	$11,193	$8,176

A majority of the Company's property and equipment is located in Israel.

2)	Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:

	Year ended December 31
	2011	2012	2013
	In thousands
Customer A	$2,584	$2,835	$1,384
Customer B	$1,061	$1,498	$2,313
Customer C	$2,622	$224	-,-
Customer D	$3,601	$1,152	$978
Customer E	$2,905	$2,869	$1,418

g.	Cost of revenues:

Materials consumed, subcontractors
and other production expenses	$5,966	$2,154	$1,973
Inventory write off	203	849	2,286
Payroll and related expenses	1,025	487	371
Depreciation	173	135	49
Other	1,279	444	36
	$8,646	$4,069	$4,715

h.	Research and development expenses - net:

Total expenses	$13,118	$8,212	$2,351
Less - grants and participations, see Note 6a	3,209	2,689	178
	$9,909	$5,523	$2,173

i.	Financial expenses - net:

Income:
Interest on bank deposits	$35	-,-	-,-
Gain and interest on marketable securities	1,826	$1,299	-,-
	$1,861	$1,299	-,-

Expenses:
Interest in respect of convertible subordinated notes	$2,477	$1,752	$1,081
Amortization of convertible subordinated
notes issuance costs and discount	894	34	-,-
Impairment and loss from the sale of marketable securities	3,013	512	-,-
Other (mainly currency transaction
losses and bank charges, net)	468	474	1,226
	6,852	2,772	2,307
	$(4,991)	$(1,473)	$2,307

j.	Other income

The Company recorded other income of $369,000 in the year ended December 31, 2011 as a result of the sale of an equity investment. In 2012, Most of the income was generated from insurance compensation on fixed assets that were damaged in a fire that broke out in the Company's server room. This compensation was in the form of new equipment that replaced old fully depreciated equipment. A minority of the amounts was generated from equipment that was sold.

k.	Transactions with related parties

Mr. Izhak Tamir has been employed by the Company since 1990 and as March 31, 2014, he served as CEO and CFO of the Company, and CEO and chairman of the board of Corrigent.

In December 2008, Mr. Tamir deferred, for a temporary period of 3 years, part of his base salary while reserving his rights and ability to receive the deferred salary at any time. Part of the deferred salary was paid in cash in 2010. The rest of the deferred salary is recorded in the Company's books as a debt to Mr. Tamir.

Before the lapse of the temporary period, Mr.Tamir agreed to an additional irrevocable waiver on an additional portion of the salary and other terms that he was entitled to. As a result, his monthly salary was reduced to a gross salary of NIS  89,000  per month for a temporary period until June 30,  2012 (the "First Provisional Salary Reduction").

As part of the 2012 arrangement with the Company's note holders, the gross monthly salary of Mr. Tamir was further reduced for an additional temporary period, from January 1, 2012 through October 2, 2013 (the "Second Provisional Salary Reduction"). The salary reduction during the Second Temporary Reduction was 33%, i.e., the base monthly salary of NIS 89,000 was reduced to a base monthly salary of NIS 59,630. It should be noted that Mr. Tamir's employment termsin the said period include additional amounts for social benefits of about 35% of base salary and eligibility for a bonus in the amount of 0.25% of sales.

As stated above, on October 2, 2013, the First Provisional Salary Reduction and the Second Provisional Salary Reduction periods expired. However, in light of the financial  condition of the Company, Mr. Tamir agreed, without derogating from his employee rights for the period starting January 1, 2014, to  extend the First Provisional Salary Reduction until  December 31, 2013 while being paid a gross salary NIS 59,630 instead of a gross salary in the reduced amount of NIS 89,000, with the difference between the reduced salary to which he was entitled during this period in light of the temporary waiver and the salary that was actually paid to him, being recorded  in the Company's books as a debt to him.

Also Mr. Tamir is entitled according to his employment Agreement to a notice of 6 months after the termination of employer-employee relations.

From July 1, 2003 and to June 30, 2011, the Company  provided Tikcro, a related party, with certain administrative services. The agreement between the parties was terminated on June 30, 2011. The amount paid by Tikcro for such services for the period from January 1, 2011 to June 30, 2011 was $24,000.

As to the purchase of shares and warrants by two executives, see note 7e.

As to conversion of convertible notes by two executives, see note 4.

As to a loan granted to the Company by two executives, see note 5.

l.	Loss per share

For the years ended December 31, 2011 and 2012 and 2013, options to purchase a total amount of 5,099,957, 9,131,872 and 4,044,785 shares, respectively, were not taken into account in determining diluted weighted average shares outstanding, because of their anti-dilutive effect or because performance based options did not have goals which were probable to be met.

For the years ended December 31, 2011 and 2012 and 2013, an aggregate of 1,285,640 , 5,326,823 and 4,752,023 shares, respectively, which could be issued in connection with the conversion of Series A Notes, were not taken into account because of their anti-dilutive effect.

For the years ended December 31, 2011 and 2012 and 2013, warrants to purchase a total amount of 2,529,771shares, were not taken into account, because of their anti-dilutive effect.

For the years ended December 31, 2011 and 2012 an aggregate of 3,077,900 ,2,173,825  shares, which could be issued in connection with the conversion of Series B Notes (see note 4) were taken into account because of their dilutive effect.